As filed with the Securities and Exchange Commission on September 25, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

Perritt Micro Cap Opportunities Fund
Schedule of Investments
July 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 90.4%	Value

	Air Transport - 0.3%
223,740	World Air Holdings, Inc. *	$1,807,819

	Biotechnology - 1.8%
211,000	Stratagene Corp.	1,373,610
363,000	ThermoGenesis Corp. *	1,372,140
583,551	Trinity Biotech PLC ADR *	4,528,356
564,482	Zila, Inc. *	1,857,146
		9,131,252

	Building Materials - 1.1%
325,000	Comfort Systems USA, Inc.	4,475,250
70,000	Haverty Furniture Companies, Inc.	1,078,700
		5,553,950

	Business Services - 6.9%
640,700	@Road, Inc. *	2,799,859
190,500	24/7 Real Media, Inc. *	1,510,665
254,400	Barrett Business Services, Inc. *	5,469,600
140,000	Click Commerce, Inc. *	2,087,400
857,350	Corillian Corporation *	2,426,300
90,000	Exponent, Inc. *	1,418,400
33,500	Forrester Research, Inc. *	894,450
250,000	GP Strategies Corporation *	1,857,500
751,200	Hooper Holmes, Inc.	2,253,600
299,200	RCM Technologies, Inc. *	1,516,645
229,700	Rentrak Corporation *	2,421,038
90,000	Team, Inc. *	2,224,800
126,500	TechTeam Global, Inc. *	1,096,755
356,300	Tier Technologies, Inc. *	1,977,465
70,000	World Fuel Services Corporation	3,312,400
1,223,030	Zomax Incorporated *	1,785,624
		35,052,501

	Chemicals and Related Products - 1.1%
308,000	Aceto Corporation	2,131,360
223,300	Penford Corporation	3,597,363
		5,728,723

	Computers & Electronics - 3.9%
133,400	COMARCO, Inc. *	1,283,308
805,000	InFocus Corporation *	2,213,750
105,900	Metrologic Instruments, Inc. *	1,526,019
73,800	NovAtel, Inc. *	3,166,758
301,000	Overland Storage, Inc. *	2,167,200
177,450	PAR Technology Corp. *	1,455,090
310,000	PC-Tel, Inc. *	2,886,100
209,350	Rimage Corporation *	5,097,673
		19,795,898
	Consumer Products - Distributing - 0.6%
320,600	Collegiate Pacific, Inc.	3,010,434

	Consumer Products - Manufacturing - 9.7%
309,500	Ashworth, Inc. *	2,531,710
125,700	Emak Worldwide, Inc. *	438,693
615,400	Emerson Radio Corp. *	1,852,354
230,500	Flexsteel Industries, Inc.	2,869,725
297,000	Hartmarx Corporation *	1,859,220
261,500	Hauppauge Digital, Inc. *	1,004,160
110,150	Hooker Furniture Corporation	1,701,817
104,824	Kimball International, Inc. - Class B	1,862,722
157,148	Lifetime Brands, Inc.	3,194,819
112,000	Matrixx Initiatives, Inc. *	1,738,240
65,000	Measurement Specialties, Inc. *	1,407,900
45,000	The Middleby Corporation *	3,519,900
170,600	Monaco Coach Corporation	1,816,890
60,000	Noble International, Ltd.	910,200
125,000	Perry Ellis International, Inc. *	3,232,500
345,200	Phoenix Footwear Group, Inc. *	1,864,080
60,500	Q.E.P. Co., Inc. *	454,355
32,500	RC2 Corporation *	1,100,775
94,000	Stanley Furniture Company, Inc.	2,128,160
97,000	Steinway Musical Instruments, Inc. *	2,360,980
118,600	Tandy Brands Accessories, Inc.	1,244,114
163,110	Twin Disc, Incorporated	5,310,862
288,000	Universal Electronics, Inc. *	5,094,720
		49,498,896

	Consumer Services - 0.6%
312,700	Rural / Metro Corporation *	2,179,519
180,000	Stewart Enterprises, Inc. - Class A	963,000
		3,142,519

	Energy & Related Services - 4.1%
97,467	Electric City Corp. *	87,720
80,000	GulfMark Offshore, Inc. *	2,536,000
160,000	Layne Christensen Company *	4,646,400
162,400	Michael Baker Corporation *	3,428,264
1,045,900	Newpark Resources, Inc. *	6,411,367
100,000	OMI Corporation	2,206,000
100,000	Willbros Group, Inc. *	1,710,000
		21,025,751

	Environmental Services - 1.5%
224,600	American Ecology Corporation	4,880,558
364,200	Synagro Technologies, Inc.	1,445,874
304,200	Versar, Inc. *	1,277,640
		7,604,072

	Financial Services - 2.0%
301,589	BB Holdings Ltd.	904,767
231,419	Nicholas Financial, Inc.	3,281,521
105,000	QC Holdings, Inc. *	1,464,750
154,500	Sanders Morris Harris Group, Inc.	2,254,155
104,500	U.S. Global Investors, Inc. - Class A *	2,049,245
		9,954,438

	Food - 2.2%
765,000	Darling International Inc. *	3,511,350
381,800	Inventure Group, Inc. *	893,412
155,000	John B. Sanfilippo & Son, Inc. *	1,976,250
270,250	Landec Corporation *	2,618,723
262,000	SunOpta, Inc. *	2,302,980
		11,302,715

	Insurance - 0.6%
437,500	Penn Treaty American Corporation *	3,071,250

	Leisure - 1.6%
409,700	Century Casinos, Inc. *	4,547,670
705,500	Youbet.com, Inc. *	3,372,290
		7,919,960

	Medical Supplies & Services - 5.5%
209,804	Allied Healthcare Products, Inc. *	1,177,001
621,700	BioScrip, Inc. *	2,468,149
386,500	CardioTech International, Inc. *	618,400
455,282	Familymeds Group, Inc. *	309,592
131,042	Horizon Health Corporation *	1,727,134
215,831	Medical Action Industries, Inc. *	4,784,973
399,600	Microtek Medical Holdings, Inc. *	1,474,524
95,446	National Dentex Corporation *	2,190,486
276,000	Natus Medical, Inc. *	3,381,000
238,950	Option Care, Inc.	2,702,524
932,300	PainCare Holdings, Inc. *	1,752,724
129,800	Possis Medical, Inc. *	1,085,128
97,700	Psychemedics Corporation	1,680,440
400,000	VIVUS, Inc. *	1,321,760
70,200	ZEVEX International, Inc. *	1,173,744
		27,847,579

	Military Equipment - 0.2%
47,100	The Allied Defense Group, Inc. *	843,090

	Minerals and Resources - 3.8%
160,600	AM Castle & Co.	5,312,648
194,000	Fronteer Development Group, Inc. *	840,020
78,000	Metal Management, Inc.	2,221,440
1,000,000	Northern Orion Resources Inc. *	4,980,000
40,500	Seabridge Gold Inc. *	540,270
272,600	Vista Gold Corp. *	2,723,274
149,300	Union Drilling, Inc. *	2,248,458
124,138	Uranium Res, Inc. *	608,276
		19,474,386

	Oil & Gas - 8.2%
195,000	Allis-Chalmers Energy, Inc. *	3,088,800
191,600	Brigham Exploration Company *	1,375,688
31,900	Callon Petroleum Co. *	594,935
120,000	Carrizo Oil & Gas, Inc. *	3,553,200
248,300	CE Franklin Ltd. *	3,314,805
72,500	Dawson Geophysical Co. *	2,363,500
116,700	The Exploration Company of Delaware *	1,412,070
534,300	Gasco Energy, Inc. *	2,228,031
54,000	Giant Industries, Inc. *	3,856,140
48,000	GMX Resources, Inc. *	1,638,720
205,000	Gulfport Energy Corp. *	2,507,150
125,000	Mitcham Industries, Inc. *	1,668,750
161,300	NATCO Group, Inc. - Class A *	6,129,400
216,500	TransGlobe Energy Corporation *	1,073,840
790,000	VAALCO Energy, Inc. *	7,181,100
		41,986,129

	Real Estate - 0.6%
230,771	Monmouth Real Estate Investment Corporation - Class A	1,885,399
24,200	Tejon Ranch Co. *	987,602
		2,873,001

	Retail - 1.5%
60,000	A.C. Moore Arts & Crafts, Inc. *	1,032,000
96,100	Factory Card & Party Outlet Corp. *	779,371
59,000	MarineMax, Inc. *	1,241,950
204,495	PC Mall, Inc. *	1,492,814
93,797	Rush Enterprises, Inc. - Class A *	1,725,865
93,318	Rush Enterprises, Inc. - Class B *	1,603,203
		7,875,203

	Retail - Auto Parts - 2.3%
151,200	Keystone Automotive Industries, Inc. *	6,448,680
93,000	LoJack Corp. *	1,470,330
146,800	Midas, Inc. *	2,532,300
48,000	Monro Muffler Brake, Inc.	1,488,480
		11,939,790

	Semiconductor & Related Products - 2.8%
270,200	Actel Corporation *	3,663,912
280,100	California Micro Devices Corporation *	1,106,395
565,300	Catalyst Semiconductor, Inc. *	1,837,225
100,493	CyberOptics Corporation *	1,309,424
649,987	FSI International, Inc. *	3,782,924
416,500	MIPS Technologies, Inc. *	2,636,445
		14,336,325

	Software - 5.4%
328,300	Aladdin Knowledge Systems *	4,783,331
313,000	American Software, Inc. - Class A	1,878,000
431,514	Captaris, Inc. *	1,976,334
285,700	Embarcadero Technologies, Inc. *	1,679,916
490,800	iPass, Inc. *	2,493,264
230,000	MapInfo Corporation *	2,635,800
196,710	Moldflow Corporation *	2,362,487
177,500	MRO Software, Inc. *	3,748,800
365,000	Packeteer, Inc. *	3,339,750
273,100	Ulticom, Inc. *	2,711,883
		27,609,565

	Specialty Manufacturing - 10.5%
178,700	AAON, Inc.	4,174,432
177,400	AEP Industries, Inc. *	7,922,684
41,000	Ameron International Corporation	2,309,530
396,000	Apogee Enterprises, Inc.	5,690,520
118,000	Coachmen Industries, Inc.	1,277,940
603,800	Flanders Corporation *	5,446,276
308,900	Imax Corporation *	3,336,120
151,910	Integral Systems, Inc.	4,529,956
238,350	Modtech Holdings, Inc. *	1,573,110
69,491	Northwest Pipe Company *	1,874,867
157,000	Olympic Steel, Inc.	5,521,690
54,500	Printronix, Inc.	707,410
97,000	PW Eagle, Inc.	2,817,850
189,500	RF Monolithics, Inc. *	1,038,460
317,000	Spartan Motors, Inc.	5,186,120
		53,406,965
	Technology - 0.7%
485,000	Ceragon Networks Ltd. *	2,255,250
407,500	Centillium Communications, Inc. *	1,214,350
		3,469,600

	Telecommunications - 6.9%
50,000	Comtech Group Inc. *	529,000
315,000	Digi International, Inc. *	3,940,650
236,000	Ditech Networks, Inc. *	1,916,320
334,600	EFJ, Inc. *	2,184,938
313,000	Gilat Satellite Networks Ltd. *	2,425,750
312,200	Globecomm Systems Inc. *	2,244,718
350,000	Harmonic, Inc. *	1,767,500
100,000	Inter-Tel, Incorporated	2,144,000
375,100	Intervoice, Inc. *	2,370,632
993,700	The Management Network Group, Inc. *	2,096,707
33,994	Preformed Line Products Company	1,293,812
321,500	RADVision Ltd. *	4,693,900
220,700	Radyne ComStream, Inc. *	2,467,426
800,000	Stratex Networks, Inc. *	2,808,000
542,085	TeleCommunication Systems, Inc. - Class A *	1,219,691
542,000	Westell Technologies, Inc. - Class A *	1,235,760
		35,338,804

	Transportation - 4.0%
159,000	Dynamex, Inc. *	3,329,460
299,517	Force Protection, Inc. *	1,976,812
1,300,000	Grupo TMM S.A. - Class A ADR *	3,809,000
86,600	Maritrans, Inc.	1,977,944
270,000	Stealthgas, Inc.	3,348,000
157,500	USA Truck, Inc. *	3,016,125
139,070	Vitran Corporation, Inc. *	2,873,186
		20,330,527

	TOTAL COMMON STOCKS (Cost $388,204,628)	$460,931,142

	WARRANTS - 0.0%
22,267	Tengasco, Inc. Warrants, Expiring 9/12/2008 *	$18,259

	TOTAL WARRANTS (Cost $0)	$18,259
Principal
Amount	SHORT TERM INVESTMENTS - 10.0%	Value
	Commercial Paper - 6.8%
15,000,000	General Electric Captial, 5.320%, 08/28/06	$14,941,260
10,000,000	Prudential Funding Corp., 5.220%, 08/03/06	9,997,127
10,000,000	Prudential Funding Corp., 5.240%, 08/11/06	9,985,855
		34,924,242

	Variable Rate Demand Notes - 3.2% #
14,019,103	American Family Demand Note, 5.023%	14,019,103
2,099,493	Wisconsin Corporate Central Credit Union Demand Note, 5.068%	2,099,493
		16,118,596

	TOTAL SHORT TERM INVESTMENTS (Cost $51,042,838)	$51,042,838

	Total Investments (Cost $439,247,466) - 100.4%	$511,992,239
	Liabilities in Excess of Other Assets - (0.4)%	(1,819,230)
	TOTAL NET ASSETS - 100.0%	$510,173,009

Percentages are stated as a percent of net assets.
*	Non-income producing security.
ADR	American Depository Receipt
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of July 31, 2006.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows[1]:

Cost of investments	$439,247,466

Gross unrealized appreciation	108,128,782
Gross unrealized depreciation	(35,384,009)
Net unrealized appreciation	$72,744,773

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt MicroCap Opportunities Funds, Inc.

By (Signature and Title)/s/ Michael J. Corbett
Michael J. Corbett, President

Date  9/22/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael J. Corbett
Michael J. Corbett, President

Date 9/22/2006

By (Signature and Title)* /s/ Sam Schulz
  Sam Schulz, Treasurer

Date 9/22/2006

* Print the name and title of each signing officer under his or her signature.